UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund
August 31, 2014 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Bank
of America)		0.06	9/7/14	6,005,000	a	6,005,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Project) (LOC; Bank of America)		0.06	9/7/14	2,155,000	a	2,155,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Living Resources Corporation
Project) (LOC; HSBC Bank USA)		0.05	9/7/14	1,485,000	a	1,485,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo
Bank)		0.05	9/7/14	5,600,000	a	5,600,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo
Bank)		0.05	9/7/14	3,845,000	a	3,845,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		0.17	9/7/14	915,000	a	915,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)		0.24	9/7/14	345,000	a	345,000
Broadalbin-Perth Central School

District, GO Notes, BAN	1.00	3/19/15	1,583,371		1,586,280
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.10	9/7/14	1,150,000	a	1,150,000
Canaseraga Central School
District, GO Notes, BAN	1.00	6/26/15	6,565,000		6,592,175
Deutsche Bank Spears/Lifers Trust
(Series DBE-1162) (Westchester
County Industrial Development
Agency, IDR (Ardsley Housing
Associates, LLC Facility))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.25	9/7/14	11,400,000 a,b,c,d		11,400,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.12	9/7/14	3,900,000	a	3,900,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	0.12	9/7/14	4,720,000	a	4,720,000
Gloversville City School District,
GO Notes, BAN	1.50	1/16/15	2,600,000		2,609,903
Liverpool Central School District,
GO Notes, RAN	1.00	7/8/15	3,000,000		3,015,209
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Saint Ann's
Home for the Aged Project)
(LOC; HSBC Bank USA)	0.07	9/7/14	5,075,000	a	5,075,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann's Nursing
Home Company, Inc. Project)
(LOC; HSBC Bank USA)	0.07	9/7/14	790,000	a	790,000

Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children and Family Services,
Inc. Project) (LOC; TD Bank)	0.10	9/7/14	775,000	a	775,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.15	9/7/14	6,800,000	a,c	6,800,000
New York City,
GO Notes (Liquidity Facility;
Credit Agricole NA)	0.07	9/7/14	950,000	a	950,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.05	9/7/14	100,000	a	100,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.05	9/7/14	15,200,000	a	15,200,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.06	9/7/14	100,000	a	100,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.07	9/7/14	8,200,000	a	8,200,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc. Project) (LOC; Bank of
America)	0.13	9/7/14	4,300,000	a	4,300,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.25	9/7/14	955,000	a	955,000
New York City Industrial
Development Agency, IDR (Gary

Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.18	9/7/14	1,750,000	a	1,750,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Mizuho
Bank, Ltd.)	0.02	9/2/14	16,200,000	a	16,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; JPMorgan Chase Bank)	0.04	9/2/14	14,700,000	a	14,700,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue (Liquidity
Facility; California State
Teachers Retirement System)	0.04	9/2/14	3,800,000	a	3,800,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.08	9/7/14	5,000,000	a	5,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.08	9/7/14	1,970,000	a	1,970,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.08	9/7/14	1,670,000	a	1,670,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.08	9/7/14	840,000	a	840,000

New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project - Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.08	9/7/14	100,000	a	100,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (World Trade Center
Project Towers 3-4) (LOC;
JPMorgan Chase Bank)	0.08	9/7/14	155,000	a	155,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.08	9/7/14	460,000	a	460,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.08	9/7/14	1,490,000	a	1,490,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project) (LOC; JPMorgan Chase
Bank)	0.08	9/7/14	235,000	a	235,000
New York State Dormitory
Authority, Revenue (Beverwyck,
Inc.) (LOC; Bank of America)	0.06	9/7/14	3,200,000	a	3,200,000
New York State Housing Finance
Agency, Housing Revenue (505
West 37th Street) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.07	9/2/14	12,700,000	a,c	12,700,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.08	9/7/14	2,665,000	a,c	2,665,000
New York State Housing Finance

Agency, Housing Revenue
(Prospect Plaza Apartments)
(LOC; Citibank NA)	0.07	9/7/14	2,725,000	a,c	2,725,000
New York State Housing Finance
Agency, Housing Revenue (West
Village Apartments) (LOC;
Citibank NA)	0.06	9/7/14	6,200,000	a,c	6,200,000
New York State Mortgage Agency,
Mortgage Revenue (Citigroup
ROCS, Series RR II R-404)
(Liquidity Facility; Citibank
NA)	0.10	9/7/14	5,330,000 a,b,c,d		5,330,000
Niagara County,
GO Notes, BAN	1.00	5/13/15	3,462,615		3,478,492
North Tonawanda,
GO Notes, BAN	1.00	5/7/15	1,280,000		1,283,888
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.07	9/7/14	3,890,000	a	3,890,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Network Inc. Obligated
Group; Faxton-Saint Luke's
Healthcare) (LOC; Bank of
America)	0.06	9/7/14	6,145,000	a	6,145,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint
Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.05	9/7/14	5,550,000	a	5,550,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.20	9/7/14	2,240,000	a	2,240,000

Orleans County,
GO Notes, RAN	1.25	5/29/15	1,600,000		1,607,069
Peekskill City School District,
GO Notes, BAN	1.00	2/25/15	1,887,000		1,891,548
Port Authority of New York and New
Jersey, Equipment Notes	0.10	9/7/14	5,600,000	a	5,600,000
Rensselaer Industrial Development
Agency, Senior Housing Revenue
(Brunswick Senior Housing
Project) (LOC; FHLB)	0.20	9/2/14	2,690,000	a,c	2,690,000
Tonawanda,
GO Notes, BAN	1.00	6/11/15	3,000,000		3,013,411
Victor,
GO Notes, BAN	0.63	12/18/14	1,155,300		1,156,234
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,500,000		1,503,525
Watertown,
GO Notes, BAN	1.00	4/23/15	1,645,000		1,649,716
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.20	9/7/14	14,600,000	a,c	14,600,000

Total Investments (cost $236,057,450)			99.9%		236,057,450
Cash and Receivables (Net)			.1%		145,915
Net Assets			100.0%		236,203,365

a Variable rate demand note - rate shown is the interest rate in effect at August 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, these securities amounted to $16,730,000 or 7.1% of net assets.
c At August 31, 2014, the fund had $65,110,000 or 27.6% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from housing.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g.,

enhanced liquidity, yields linked to short-term rates).

At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	236,057,450
Level 3 - Significant Unobservable Inputs	-
Total	236,057,450

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)